PROMISSORY NOTE - RELATED PARTY (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)		3 Months Ended	12 Months Ended
	Apr. 06, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 09, 2021	Jun. 14, 2019
Related Party Transaction [Line Items]
Unsecured promissory note					$ 1,500,000	$ 300,000
Borrowing amount	$ 1,500,000			$ 198,959
Promissory note related party, description		The note is non-interest bearing and payable on the earlier to occur of (i) the completion of an initial Business Combination or (ii) liquidation.	The note was non-interest bearing and payable on the earlier to occur of (i) December 31, 2019 or (ii) the consummation of the Initial Public Offering. The borrowings outstanding under the Promissory Note of $198,959 were repaid on December 2, 2019.